CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 29,794	$ 3,641	$ 205,489	$ (189,393)	$ 10,057
Balance (in shares) at Dec. 31, 2011		24,962,250
Subscription of warrants	5		5
Issuance of ordinary shares on exercise of stock options or warrants	601	31	570
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		195,000
Issuance of ordinary shares on vesting of free shares	0	42	(42)
Issuance of ordinary shares on vesting of free shares (in shares)		258,150
Stock-based compensation expense	3,136		3,136
Net loss	(3,228)			(3,228)
Other comprehensive income (loss)	196				196
Comprehensive loss	(3,032)
Balance at Dec. 31, 2012	30,504	3,714	209,158	(192,621)	10,253
Balance (in shares) at Dec. 31, 2012		25,415,400
Subscription of warrants	(27)		(27)
Issuance of ordinary shares on exercise of stock options or warrants	399	8	391
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		50,000
Issuance of ordinary shares on vesting of free shares	0	24	(24)
Issuance of ordinary shares on vesting of free shares (in shares)		147,150
Stock-based compensation expense	1,975		1,975
Net loss	(42,925)			(42,925)
Other comprehensive income (loss)	561				562
Comprehensive loss	(42,364)
Balance at Dec. 31, 2013	(9,512)	3,746	211,473	(235,546)	10,815
Balance (in shares) at Dec. 31, 2013		25,612,550
Subscription of warrants	351		351
Issuance of ordinary shares on capital raise	115,232	2,099	113,133
Issuance of ordinary shares on capital raise (in shares)		12,400,000
Issuance of ordinary shares to Recipharm AB	13,050	156	12,894
Issuance of ordinary shares to Recipharm AB (in shares)		1,026,364
Issuance of ordinary shares on exercise of stock options or warrants	6,025	164	5,861
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		1,001,750
Issuance of ordinary shares on vesting of free shares	0	24	(24)
Issuance of ordinary shares on vesting of free shares (in shares)		150,600
Stock-based compensation expense	2,893		2,893
Net loss	(84,906)			(84,906)
Other comprehensive income (loss)	(18,238)				(18,238)
Comprehensive loss	(103,144)
Balance at Dec. 31, 2014	$ 24,895	$ 6,188	$ 346,581	$ (320,452)	$ (7,423)
Balance (in shares) at Dec. 31, 2014		40,191,264